Not FDIC Insured May Lose Value No Bank Guarantee
101-Q3PH

Schedule of Investments
(unaudited)
Templeton Growth Fund, Inc. 2
Notes to Schedule of Investments 5

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited), May 31, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 94.6%
Belgium 2.3%
Anheuser-Busch InBev SA/NV ...... Beverages 3,499,695 $ 197,289,209
China 1.3%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 578,294 109,737,069
France 2.9%
Danone SA ..................... Food Products 2,598,201 152,878,833
Pernod Ricard SA ................ Beverages 481,673 94,598,980
247,477,813
Germany 5.9%
Bayer AG ...................... Pharmaceuticals 703,529 50,338,471
Continental AG .................. Auto Components 1,362,493 104,689,834
E.ON SE ....................... Multi-Utilities 8,022,862 81,900,785
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 2,425,948 147,998,450
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 4,095,760 127,642,902
512,570,442
Hong Kong 1.8%
AIA Group Ltd. .................. Insurance 15,217,831 157,658,534
Japan 8.4%
Fujitsu Ltd. ..................... IT Services 798,979 119,978,301
Hitachi Ltd. ..................... Industrial Conglomerates 2,090,774 108,491,433
Honda Motor Co. Ltd. ............. Automobiles 3,473,034 86,485,884
Isuzu Motors Ltd. ................ Automobiles 4,941,400 57,994,513
Komatsu Ltd. ................... Machinery 4,951,509 123,117,177
Nitori Holdings Co. Ltd. ............ Specialty Retail 833,933 84,026,559
Sony Group Corp. ................ Household Durables 1,605,460 150,586,891
730,680,758
Netherlands 1.1%
Shell plc ....................... Oil, Gas & Consumable Fuels 3,256,801 96,326,860
South Korea 2.5%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 3,974,204 215,204,560
Switzerland 2.3%
Adecco Group AG ................ Professional Services 869,130 33,874,524
Roche Holding AG ............... Pharmaceuticals 487,437 166,079,580
199,954,104
Taiwan 0.4%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 395,015 37,644,930
United Kingdom 13.1%
AstraZeneca plc ................. Pharmaceuticals 1,532,357 202,530,161
BAE Systems plc ................ Aerospace & Defense 14,622,483 139,477,034
BP plc ......................... Oil, Gas & Consumable Fuels 37,399,371 203,257,691
Compass Group plc .............. Hotels, Restaurants & Leisure 4,237,511 94,993,283
a
Farfetch Ltd., A .................. Internet & Direct Marketing Retail 2,904,723 26,055,365
a,b
International Consolidated Airlines
Group SA ..................... Airlines 43,343,005 69,724,683
a,c
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 3,102,917 69,057,314
Lloyds Banking Group plc .......... Banks 71,246,829 40,499,918
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 99,621,416 108,809,217

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Unilever plc ..................... Personal Products 3,813,784 $ 183,579,741
1,137,984,407
United States 52.6%
AbbVie, Inc. .................... Biotechnology 1,533,888 226,049,075
Albemarle Corp. ................. Chemicals 656,545 170,977,449
a
Alphabet, Inc., A ................. Interactive Media & Services 36,654 83,396,647
a
Amazon.com, Inc. ................ Internet & Direct Marketing Retail 10,951 26,328,285
American Express Co. ............ Consumer Finance 713,756 120,496,288
Bank of America Corp. ............ Banks 2,517,005 93,632,586
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 82,138 184,281,531
Comcast Corp., A ................ Media 2,998,742 132,784,296
Crown Holdings, Inc. .............. Containers & Packaging 1,011,163 105,605,864
a
Dollar Tree, Inc. ................. Multiline Retail 1,199,604 192,332,509
DuPont de Nemours, Inc. .......... Chemicals 2,419,448 164,159,547
a
DXC Technology Co. .............. IT Services 5,476,083 192,867,643
Freeport-McMoRan, Inc. ........... Metals & Mining 2,109,202 82,427,614
GSK plc ....................... Pharmaceuticals 7,443,733 162,282,689
HCA Healthcare, Inc. .............. Health Care Providers & Services 859,128 180,760,531
Honeywell International, Inc. ........ Industrial Conglomerates 505,607 97,895,627
a
Hyatt Hotels Corp., A .............. Hotels, Restaurants & Leisure 969,276 85,674,306
Johnson & Johnson .............. Pharmaceuticals 1,094,406 196,478,709
Lear Corp. ..................... Auto Components 754,926 106,414,369
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 2,151,362 218,987,138
Medtronic plc ................... Health Care Equipment & Supplies 1,916,051 191,892,508
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 954,500 70,480,280
Paramount Global, B .............. Media 4,001,209 137,361,505
Southern Co. (The) ............... Electric Utilities 1,387,114 104,949,045
Starbucks Corp. ................. Hotels, Restaurants & Leisure 1,221,594 95,895,129
TJX Cos., Inc. (The) .............. Specialty Retail 2,847,282 181,001,717
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 1,200,713 160,043,036
UnitedHealth Group, Inc. ........... Health Care Providers & Services 296,956 147,521,802
Visa, Inc., A ..................... IT Services 588,507 124,863,530
a
Walt Disney Co. (The) ............. Entertainment 1,771,867 195,684,991
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 1,659,779 156,782,724
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 1,349,694 162,246,716
4,552,555,686
Total Common Stocks (Cost $7,349,955,199) ....................................
8,195,084,372
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $7,349,955,199) .............................
8,195,084,372

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 7 .
Short Term Investments 6.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 5.5%
Canada 4.8%
National Bank of Canada, 0.81%,
6/01/22 ...................... 180,000,000 $ 180,000,000
Royal Bank of Canada, 0.81%, 6/01/22 132,500,000 132,500,000
Toronto-Dominion Bank (The), 0.8%,
6/01/22 ...................... 100,000,000 100,000,000
412,500,000
France 0.7%
Credit Agricole Corporate and
Investment Bank SA, 0.79%, 6/01/22 61,000,000 61,000,000
Total Time Deposits (Cost $473,500,000) .......................................
473,500,000
Shares
Investments from Cash Collateral Received for Loaned
Securities 0.7%
Money Market Funds 0.7%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.437% ......... 66,250,512 66,250,512
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$66,250,512) ................................................................
66,250,512
a a a a a
Total Short Term Investments (Cost $539,750,512 ) ...............................
539,750,512
a a a
Total Investments (Cost $7,889,705,711) 100.8% .................................
$8,734,834,884
Other Assets, less Liabilities (0.8)% ...........................................
(75,766,133)
Net Assets 100.0% ...........................................................
$8,659,068,751
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2022.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the value of this security was
$69,057,314, representing 0.8% of net assets.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Growth Fund, Inc.

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton Growth Fund, Inc (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton Growth Fund, Inc.
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2022, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth Fund, Inc.
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.437% $— $292,368,548 $(226,118,036) $— $— $66,250,512 66,250,512 $16,507
Total Affiliated Securities ... $— $292,368,548 $(226,118,036) $— $— $66,250,512 $16,507

Templeton Growth Fund, Inc.
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of May 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period .
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. $ — $ 197,289,209 $ — $ 197,289,209
China ............................... 109,737,069 — — 109,737,069
France ............................... — 247,477,813 — 247,477,813
Germany ............................. — 512,570,442 — 512,570,442
Hong Kong ........................... — 157,658,534 — 157,658,534
Japan ............................... — 730,680,758 — 730,680,758
Netherlands ........................... — 96,326,860 — 96,326,860
South Korea .......................... — 215,204,560 — 215,204,560
Switzerland ........................... — 199,954,104 — 199,954,104
Taiwan ............................... 37,644,930 — — 37,644,930
United Kingdom ........................ 26,055,365 1,111,929,042 — 1,137,984,407
United States .......................... 4,390,272,997 162,282,689 — 4,552,555,686
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 66,250,512 473,500,000 — 539,750,512
Total Investments in Securities ........... $4,629,960,873 $4,104,874,011
b
$— $8,734,834,884
a
Includes securities determined to have no value at May 31, 2022.
b
Includes foreign securities valued at $3,631,374,011, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.